Income Taxes (Details) - Schedule of effective income tax rate and PRC statutory income tax	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective income tax rate and PRC statutory income tax [Abstract]
Loss before income taxes	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.00%	(0.03%)	(0.39%)
Effect of additional deduction of research and development expense	6.70%	6.33%	76.11%
Effect of income tax exemptions and reliefs	(0.70%)	0.01%	23.18%
Effect of valuation allowance on deferred income tax assets	(67.10%)	(29.70%)	(116.08%)
Income tax difference under different tax jurisdictions	(2.20%)
Others	(2.10%)	(2.59%)	(16.06%)
Total	(40.40%)	(0.98%)	(8.24%)